OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2020	2019

Employees and payroll accruals	$308	$245
Accrued expenses	2,640	2,597
Government (mainly tax provision)	264	878
Advance tenants payments	397	504
Tenant security deposits	116	124
Trade payables	397	591
Others	22	89

Total	$4,144	$5,028